Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Summary of Contractual Obligations

The following table summarizes our contractual obligations as of December 31, 2016 (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bothell office operating lease	$376	$281	$95	$—	$—
Vancouver office operating lease	$68	$68	$—	$—	$—
UBC license maintenance fees	$26	$4	$9	$9	$4
Leased equipment	$22	$19	$3	$—	$—
Total	$492	$372	$107	$9	$4

Summary of Future Minimum Annual Lease Payments	The remaining future minimum annual lease payments under the terminated Bothell lease are as follows (in thousands):
2017	281
2018	95
Total	$376

Material Changes in Financial Condition	Material Changes in Financial Condition
	December 31,
(in thousands)	2016	2015
Total Assets	$27,470	$58,209
Total Liabilities	8,504	20,769
Total Equity	18,966	37,440